Securities Act Registration No. 333-178164

Investment Company Act Registration No. 811-22638

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐

Pre-Effective Amendment No. __

☒

Post-Effective Amendment No._3_

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒

Amendment No. 5

(Check appropriate box or boxes.)

Arrow Investments Trust

(Exact Name of Registrant as Specified in Charter)

2943 Olney Sandy Springs Road, Suite A

Olney, Maryland  20832

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 260-1001

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware  19808

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, 17th Floor

Columbus, Ohio  43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

:

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 23rd day of March, 2012.

Arrow Investments Trust

By: /s/ JoAnn M. Strasser

JoAnn M. Strasser, Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 23rd day of March, 2012.

Name	Title
Charles A Barragato*	Trustee
John Mannix*	Trustee
Paul Montgomery*	Trustee
Joseph Barrato*	Trustee, President and Principal Executive Officer
Kevin E. Wolf*	Treasurer and Principal Financial Officer

*By: /s/ JoAnn M. Strasser

JoAnn M. Strasser, Attorney-in-fact

Exhibit Index

Index No.

Description of Exhibits

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase